Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
EMERGING MARKETS EQUITY INDEX FUND
INTERNATIONAL EQUITY INDEX FUND
MID CAP INDEX FUND
SMALL CAP INDEX FUND
STOCK INDEX FUND
BOND INDEX FUND
HIGH YIELD FIXED INCOME FUND
(EACH A “FUND,” AND TOGETHER, THE “FUNDS”)
SUPPLEMENT DATED SEPTEMBER 1, 2022 TO
THE FUNDS’ PROSPECTUS DATED JULY 29, 2022, AS SUPPLEMENTED
The Board of Trustees of Northern Funds has approved reductions to the Funds’ management fees charged by Northern Trust Investments, Inc. (“NTI”), the Funds’ investment adviser, effective September 1, 2022. In addition, NTI has agreed to lower the Funds’ contractual expense limitation amounts, which decreases each Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement. Accordingly, the Prospectus is amended as follows:

1.
The section entitled “FUND SUMMARIES – HIGH YIELD FIXED INCOME FUND – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (30 days or less after purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.58%
Other Expenses	0.06%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	0.64%
Expense Reimbursement(2)	(0.04)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.60%

(1)	“Management Fees” have been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Independent Trustee of the Trust; (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest) do not exceed 0.60%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$61	$201	$353	$795

2.
The section entitled “FUND SUMMARIES – Emerging Markets Equity Index Fund – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (30 days or less after purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.14%
Other Expenses	0.13%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.09%
Total Annual Fund Operating Expenses	0.27%
Expense Reimbursement (2)	(0.12)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.15%

(1)	“Management Fees” have been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) do not exceed 0.15%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$16	$75	$140	$332

3.
The section entitled “FUND SUMMARIES – International Equity Index Fund – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (30 days or less after purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.09%
Other Expenses	0.06%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	0.15%
Expense Reimbursement(2)	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.10%

(1)	“Management fees” have been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) do not exceed 0.10%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$11	$44	$80	$187

4.
The section entitled “FUND SUMMARIES – Mid Cap Index Fund – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.09%
Other Expenses	0.06%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	0.15%
Expense Reimbursement(2)	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.10%

(1)	“Management Fees” have been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) do not exceed 0.10%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$11	$44	$80	$187

5.
The section entitled “FUND SUMMARIES – Small Cap Index Fund – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.09%
Other Expenses	0.06%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	0.15%
Expense Reimbursement(2)	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.10%

(1)	“Management Fees” have been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) do not exceed 0.10%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$11	$44	$80	$187

6.
The section entitled “FUND SUMMARIES – Stock Index Fund – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.04%
Other Expenses	0.05%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.01%
Total Annual Fund Operating Expenses	0.09%
Expense Reimbursement(2)	(0.04)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.05%

(1)	“Management Fees” have been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) do not exceed 0.05%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$6	$25	$47	$112

7.
The sections entitled “FUND SUMMARIES – Bond Index Fund – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.06%
Other Expenses	0.06%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%
Expense Reimbursement(2)	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.07%

(1)	“Management Fees” have been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) do not exceed 0.07%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$8	$34	$63	$149

NORTHERN EMERGING MARKETS EQUITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
EMERGING MARKETS EQUITY INDEX FUND
(EACH A “FUND,” AND TOGETHER, THE “FUNDS”)
SUPPLEMENT DATED SEPTEMBER 1, 2022 TO
THE FUNDS’ PROSPECTUS DATED JULY 29, 2022, AS SUPPLEMENTED
The Board of Trustees of Northern Funds has approved reductions to the Funds’ management fees charged by Northern Trust Investments, Inc. (“NTI”), the Funds’ investment adviser, effective September 1, 2022. In addition, NTI has agreed to lower the Funds’ contractual expense limitation amounts, which decreases each Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement. Accordingly, the Prospectus is amended as follows:

2.
The section entitled “FUND SUMMARIES – Emerging Markets Equity Index Fund – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (30 days or less after purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.14%
Other Expenses	0.13%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.09%
Total Annual Fund Operating Expenses	0.27%
Expense Reimbursement (2)	(0.12)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.15%

(1)	“Management Fees” have been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) do not exceed 0.15%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$16	$75	$140	$332

NORTHERN INTERNATIONAL EQUITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
INTERNATIONAL EQUITY INDEX FUND
(EACH A “FUND,” AND TOGETHER, THE “FUNDS”)
SUPPLEMENT DATED SEPTEMBER 1, 2022 TO
THE FUNDS’ PROSPECTUS DATED JULY 29, 2022, AS SUPPLEMENTED
The Board of Trustees of Northern Funds has approved reductions to the Funds’ management fees charged by Northern Trust Investments, Inc. (“NTI”), the Funds’ investment adviser, effective September 1, 2022. In addition, NTI has agreed to lower the Funds’ contractual expense limitation amounts, which decreases each Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement. Accordingly, the Prospectus is amended as follows:

3.
The section entitled “FUND SUMMARIES – International Equity Index Fund – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (30 days or less after purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.09%
Other Expenses	0.06%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	0.15%
Expense Reimbursement(2)	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.10%

(1)	“Management fees” have been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) do not exceed 0.10%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$11	$44	$80	$187

NORTHERN MID CAP INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
MID CAP INDEX FUND
(EACH A “FUND,” AND TOGETHER, THE “FUNDS”)
SUPPLEMENT DATED SEPTEMBER 1, 2022 TO
THE FUNDS’ PROSPECTUS DATED JULY 29, 2022, AS SUPPLEMENTED
The Board of Trustees of Northern Funds has approved reductions to the Funds’ management fees charged by Northern Trust Investments, Inc. (“NTI”), the Funds’ investment adviser, effective September 1, 2022. In addition, NTI has agreed to lower the Funds’ contractual expense limitation amounts, which decreases each Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement. Accordingly, the Prospectus is amended as follows:

4.
The section entitled “FUND SUMMARIES – Mid Cap Index Fund – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.09%
Other Expenses	0.06%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	0.15%
Expense Reimbursement(2)	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.10%

(1)	“Management Fees” have been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) do not exceed 0.10%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$11	$44	$80	$187

NORTHERN SMALL CAP INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
SMALL CAP INDEX FUND
(EACH A “FUND,” AND TOGETHER, THE “FUNDS”)
SUPPLEMENT DATED SEPTEMBER 1, 2022 TO
THE FUNDS’ PROSPECTUS DATED JULY 29, 2022, AS SUPPLEMENTED
The Board of Trustees of Northern Funds has approved reductions to the Funds’ management fees charged by Northern Trust Investments, Inc. (“NTI”), the Funds’ investment adviser, effective September 1, 2022. In addition, NTI has agreed to lower the Funds’ contractual expense limitation amounts, which decreases each Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement. Accordingly, the Prospectus is amended as follows:

5.
The section entitled “FUND SUMMARIES – Small Cap Index Fund – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.09%
Other Expenses	0.06%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	0.15%
Expense Reimbursement(2)	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.10%

(1)	“Management Fees” have been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) do not exceed 0.10%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$11	$44	$80	$187

NORTHERN STOCK INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
STOCK INDEX FUND
(EACH A “FUND,” AND TOGETHER, THE “FUNDS”)
SUPPLEMENT DATED SEPTEMBER 1, 2022 TO
THE FUNDS’ PROSPECTUS DATED JULY 29, 2022, AS SUPPLEMENTED
The Board of Trustees of Northern Funds has approved reductions to the Funds’ management fees charged by Northern Trust Investments, Inc. (“NTI”), the Funds’ investment adviser, effective September 1, 2022. In addition, NTI has agreed to lower the Funds’ contractual expense limitation amounts, which decreases each Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement. Accordingly, the Prospectus is amended as follows:

6.
The section entitled “FUND SUMMARIES – Stock Index Fund – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.04%
Other Expenses	0.05%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.01%
Total Annual Fund Operating Expenses	0.09%
Expense Reimbursement(2)	(0.04)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.05%

(1)	“Management Fees” have been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) do not exceed 0.05%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$6	$25	$47	$112

NORTHERN BOND INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
BOND INDEX FUND
(EACH A “FUND,” AND TOGETHER, THE “FUNDS”)
SUPPLEMENT DATED SEPTEMBER 1, 2022 TO
THE FUNDS’ PROSPECTUS DATED JULY 29, 2022, AS SUPPLEMENTED
The Board of Trustees of Northern Funds has approved reductions to the Funds’ management fees charged by Northern Trust Investments, Inc. (“NTI”), the Funds’ investment adviser, effective September 1, 2022. In addition, NTI has agreed to lower the Funds’ contractual expense limitation amounts, which decreases each Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement. Accordingly, the Prospectus is amended as follows:

7.
The sections entitled “FUND SUMMARIES – Bond Index Fund – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.06%
Other Expenses	0.06%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%
Expense Reimbursement(2)	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.07%

(1)	“Management Fees” have been restated to reflect current fees.
(2)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) do not exceed 0.07%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$8	$34	$63	$149

NORTHERN HIGH YIELD FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
HIGH YIELD FIXED INCOME FUND
(EACH A “FUND,” AND TOGETHER, THE “FUNDS”)
SUPPLEMENT DATED SEPTEMBER 1, 2022 TO
THE FUNDS’ PROSPECTUS DATED JULY 29, 2022, AS SUPPLEMENTED
The Board of Trustees of Northern Funds has approved reductions to the Funds’ management fees charged by Northern Trust Investments, Inc. (“NTI”), the Funds’ investment adviser, effective September 1, 2022. In addition, NTI has agreed to lower the Funds’ contractual expense limitation amounts, which decreases each Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement. Accordingly, the Prospectus is amended as follows:

1.
The section entitled “FUND SUMMARIES – HIGH YIELD FIXED INCOME FUND – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (30 days or less after purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.58%
Other Expenses	0.06%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	0.64%
Expense Reimbursement(2)	(0.04)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.60%

(1)	“Management Fees” have been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Independent Trustee of the Trust; (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest) do not exceed 0.60%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$61	$201	$353	$795